CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020	Jul. 19, 2020
Current assets
Cash	$ 189,147		$ 406,126			$ 1,019,026
Prepaid expenses	29,750		126,667			456,634
Total current assets	218,897		532,793			1,475,660
Cash and investments held in trust account	9,528,176		278,836,080			278,767,785
TOTAL ASSETS	9,747,073		279,368,873			280,243,445
Current liabilities
Accrued expenses	997,826		767,253			194,699
Income taxes payable	22,866
Accrued offering costs						17,579
Total current liabilities	1,020,692		767,253			212,278
Derivative liabilities	2,648,800		11,275,369			21,912,800
Deferred underwriting fee payable	0		9,660,000			9,660,000	$ 9,660,000
TOTAL LIABILITIES	3,669,492		21,702,622			31,785,078
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued or outstanding	0		0			0
Additional paid-in capital	0		0			0
Accumulated deficit	(3,397,818)		(21,094,439)			(30,302,323)
Total Stockholders' Deficit	(3,397,128)	$ (13,225,580)	(21,093,749)	$ (29,286,164)	$ (24,391,902)	(30,301,633)		$ 0
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	9,747,073		279,368,873			280,243,445
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption 938,090 and 27,600,000 shares at $10.10 per share redemption value as of June 30, 2022 and December 31, 2021, respectively	9,474,709		278,760,000			278,760,000
Class B Common Stock
Stockholders' Deficit
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,900,000 shares issued and outstanding at June 30, 2022 and December 31, 2021	$ 690		$ 690			$ 690